TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

17. TRADE AND OTHER PAYABLES

This account consists of the following:

	2020	2021
Trade payables	16,999	17,170
Other payables	578	609
Total trade and other payables	17,577	17,779

The breakdown of trade payables is as follows:

	2020	2021
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,204	1,329
Purchases of equipments, materials, and services	703	431
Payables to other telecommunication providers	250	112
Sub-total	2,157	1,872
Third parties
Purchases of equipments, materials, and services	11,928	12,759
Payables to other telecommunication providers	2,914	2,539
Sub-total	14,842	15,298
Total	16,999	17,170

Trade payables by currency are as follows:

	2020	2021
Rupiah	14,895	15,584
U.S. Dollar	2,012	1,506
Others	92	80
Total	16,999	17,170

Terms and conditions of the above financial liabilities:

a.	The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.
b.	Refer to Note 32 for details on related party transactions.
c.	Refer to Note 35b.v for the Group's liquidity risk management.